Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

On August 13, 2015, the Company entered into a securities purchase agreement with Waydell 32-38, LLC (“Waydell”) whereby the Company purchased a 100% interest in Waydell for 300,000 shares of the Company’s common stock. Waydell is a real estate holding company formed on June 15, 2015 to own and manage the real estate property located at 32-38 Waydell Street, Newark, New Jersey. On June 25, 2015, Waydell purchased the property in Newark, New Jersey for $105,000. Waydell currently has no results of operations and as a result no pro forma financial disclosures are required.